COST OF SALES	12 Months Ended
Aug. 31, 2021
Disclosure Of Cost Of Sales [Abstract]
COST OF SALES
21.    COST OF SALES
Cost of sales is comprised of the cost of inventories sold during the period, shipping expenses, the production cost of late-stage biological assets that are disposed of, provisions and write-downs for inventory that does not pass the Company’s quality assurance standards and obsolete products and packaging, and other production overhead.
During the year ended August 31, 2021 , the Company recorded write-downs and provisions in relation to excess and obsolete inventories and biological assets as well as adjustments to net realizable value totaling $19,904 (August 31, 2020 - $35,584), which are detailed in Note 8.

During the year ended August 31, 2021 , the Company recorded $8,063 (August 31, 2020 - $5,434) in charges for unabsorbed fixed overhead related to reduced production volumes.
During the year ended August 31, 2020, the Company recorded charges of $6,095 related to a reduced workforce due to COVID-19, which comprised of $5,048 in plant culling and $1,047 mostly related to lump-sum payments paid to temporarily laid-off workers.